LONG TERM LOANS	12 Months Ended
Dec. 31, 2011
LONG TERM LOANS [Abstract]
LONG TERM LOANS
NOTE 8:-	LONG TERM LOANS

a.
On October 29, 2009, Optibase SARL received a mortgage loan ("the Loan") from a financial institution in Switzerland, in the amount of CHF 18,800 for the purpose of purchasing the real estate property located in Rümlang, Switzerland ("the Property"). As of December 31, 2011 total mortgage loan amounted to $ 18,810 with current maturities of $ 400. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins (0.8%). The financial institution may increase margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2011, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2012 (current maturity)	$400

Long-term portion:
2013	400
2014	400
2015	400
2016	400
2017	400
2018 and thereafter	16,810

$18,810

b.
On September, 2010, Eldista was granted a mortgage loan from a financial institution in Switzerland, in the amount of CHF 85,250 for the purpose of purchasing its real estate property located in Geneva, Switzerland. The loan bears an adjustable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins (1.8%). Principal and interest of the loan are payable quarterly. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. Eldista had the option to convert the mortgage into another mortgage product offered by the bank until April 30, 2015. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received.

On October 2011, OPCTN and Eldista entered into a CHF 100,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The combined interest rate of the new loans is 0.83% compared with 1.8% that Credit Suisse charged on the previous mortgage loan. The loans are repaid at a rate of CHF 2,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares.

The modification of the loan was accounted for by the Company in accordance with ASC 470-50 "Debtor's Accounting for a Modification or Exchange of Debt Instruments". The new debt instrument was initially recorded at fair value and that amount was used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument.
As a result of the refinancing of the loan, the Company recorded in its financial statements a financial expense in the amount of $ 400 (representing CHF 375).

Maturities of the loan by years are as follows:

Year ended December 31,

2012 (current maturity)	$2,129

Long-term portion:
2013	2,129
2014	2,129
2015	2,129
2016	2,129
2017	2,129
2018 and thereafter	94,151

$104,796

The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2011, the Company met these covenants.

c.
As of December 31, 2010 and 2011, the Company and its subsidiaries had authorized lines of credit in the amount of $ 70 and $ 65, respectively which are linked to the NIS and bear an annual bank interest rate of Prime plus 1%-1.25%.The Company and its subsidiaries did not utilize its line of credit as of December 31, 2010 and 2011.